Shareholder Report, Line Graph (Details) 194907_Aristotle High Yield Bond Fund_Class I-2_TSR Annual {Class I-2} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Class I-2
Account Value [Line Items]
Accumulated Value	$ 16,391	$ 15,530	$ 14,033	$ 14,442	$ 14,458	$ 11,580	$ 12,638	$ 12,125	$ 11,558	$ 10,000	$ 17,469
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US Aggregate Bond Index
Accumulated Value	11,342	10,814	10,633	11,168	11,651	11,569	10,620	10,165	10,044	10,000	$ 11,835
Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US High Yield 2% Issuer Capped Bond Total Return Index
Accumulated Value	$ 16,920	$ 15,711	$ 14,135	$ 14,626	$ 14,723	$ 11,908	$ 12,795	$ 12,079	$ 11,639	$ 10,000	$ 18,106